LEASES - Summary of future minimum fees, excluding the contingent fees to be received under non-cancellable operating leases (Detail) $ in Thousands	Dec. 31, 2024 USD ($)
Lessor, Lease, Description [Line Items]
Year ending December 31, 2025	$ 6,840
Year ending December 31, 2026	5,989
Year ending December 31, 2027	4,471
Year ending December 31, 2028	3,382
Year ending December 31, 2029	940
Over year ending December 31, 2029	1,404
Total minimum future fees to be received	$ 23,026